Goodwill (Details Narrative) - USD ($)					3 Months Ended	9 Months Ended		12 Months Ended
	Jun. 13, 2022	May 24, 2021	Apr. 19, 2021	Jul. 15, 2020	Dec. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Goodwill impairment						$ 1,500,000		$ 41,687,871	$ 12,357,921
Stock based compensation description				The number of shares for which awards which are options or stock appreciation rights (“SARs”) may be granted to a participant under the Equity Plan during any calendar year is limited to 500,000. For purposes of qualifying awards as “performance-based” compensation under Code Section 162(m), the maximum amount of cash compensation that may be paid to any person under the Equity Plan in any single calendar year shall be $500,000.				The number of shares for which awards which are options or SARs may be granted to a participant under the Equity Plan during any calendar year is limited to 500,000. For purposes of qualifying awards as “performance-based” compensation under Code Section 162(m), the maximum amount of cash compensation that may be paid to any person under the Equity Plan in any single calendar year shall be $500,000.
Exercise price							$ 0.40	$ 0.40	$ 0.24
Brandon Torres Declet [Member] | Restricted Stock Units (RSUs) [Member]
Finite-Lived Intangible Assets [Line Items]
Sale of Common Stock, net of issuance costs, shares	354,107
Issuance of restricted Common Stock, shares	125,000
Stock-based compensation expense								$ 125,000	$ 545,216
Exercise price								$ 1.12
Brandon Torres Declet [Member] | Restricted Stock Units (RSUs) [Member] | Twenty Twenty One Compensation Plan [Member]
Finite-Lived Intangible Assets [Line Items]
Issuance of restricted Common Stock, shares	75,000
Brandon Torres Declet [Member] | Restricted Stock Units (RSUs) [Member] | Separation Agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Issuance of restricted Common Stock, shares	111,607							111,607
Brandon Torres Declet [Member] | Restricted Stock Units (RSUs) [Member] | Performance Bonus [Member]
Finite-Lived Intangible Assets [Line Items]
Issuance of restricted Common Stock, shares	42,500							2,500
Stock-based compensation expense								$ 48,025
Michael Drozd [Member] | Restricted Stock Units (RSUs) [Member]
Finite-Lived Intangible Assets [Line Items]
Issuance of restricted Common Stock, shares			100,000
Michael Drozd [Member] | Restricted Stock Units (RSUs) [Member] | Separation Agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Issuance of restricted Common Stock, shares		145,152
Stock-based compensation expense		$ 680,765
Exercise price		$ 4.69
SaaS [Member]
Finite-Lived Intangible Assets [Line Items]
Goodwill impairment					$ 29,032,294			$ 29,032,294	$ 12,357,921
Drones [Member]
Finite-Lived Intangible Assets [Line Items]
Goodwill impairment					$ 12,655,577